Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000011312 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	1.41%	1.50%	2.37%
C000038248 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	1.16%	1.24%	2.14%
C000038245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(3.23%)	0.35%	1.69%
C000011309 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Average Annual Return, Percent	1.31%	1.40%	2.29%
C000038247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(0.68%)	0.47%	1.53%
C000199769 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	1.35%	1.54%	2.40%
C000011320 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	2.07%	0.70%	1.81%
C000038306 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	1.72%	0.45%	1.57%
C000038303 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(2.60%)	(0.41%)	1.13%
C000199770 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	2.13%	0.75%	1.84%
C000038305 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	0.08%	(0.30%)	0.96%
C000011317 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Average Annual Return, Percent	1.87%	0.59%	1.71%
Without Sales Load [Member] | C000038245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	1.06%	1.23%	2.13%
Without Sales Load [Member] | C000038247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	0.30%	0.47%	1.53%
Without Sales Load [Member] | C000038303 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	1.73%	0.46%	1.57%
Without Sales Load [Member] | C000038305 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	1.06%	(0.30%)	0.96%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.03%	0.55%	2.13%
Pennsylvania Customized Reference Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pennsylvania Customized Reference Benchmark
Average Annual Return, Percent	2.86%	0.91%
New Jersey Customized Reference Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New Jersey Customized Reference Benchmark
Average Annual Return, Percent	2.46%	2.29%